BMO FUNDS

Supplement dated June 12, 2012 which replaces and supersedes the supplement dated February 16, 2012 to the Prospectus dated December 29, 2011

On June 1, 2012, M&I Investment Management Corp. (IMC), the investment adviser to the BMO Funds (Funds) and a wholly-owned subsidiary of BMO Financial Corp. (BFC), merged with and into Harris Investment Management, Inc. (HIM), another wholly-owned subsidiary of BFC, and the combined entity was renamed BMO Asset Management Corp. Accordingly, all references to M&I Investment Management Corp. and Adviser are hereby replaced with BMO Asset Management Corp.

BMO Ultra Short Tax-Free Fund Investment Strategy and Principal Risks

The information in the Prospectus under “Fund Summary — BMO Ultra Short Tax-Free Fund — Principal Investment Strategies” and “Principal Risks” is modified as follows:

The Fund does not intend to invest in high yield municipal securities as part of its principal strategy. Therefore the sentence related to investing up to 20% of the Fund’s assets in such securities is deleted from the second sentence of the second paragraph under Principal Investment Strategies. The Fund will retain the ability to invest up to 10% of its assets in high yield municipal securities as a non-principal strategy. Similarly the paragraph titled “High Yield Securities Risks” is hereby deleted from the discussion of “Principal Risks” with respect to the Fund.

BMO Large-Cap Value Fund — Investment Objective

The Board of Directors has determined to amend the Large-Cap Value Fund’s investment objective to more closely align the objective to the Fund’s investment strategy. Effective August 15, 2012, the investment objective of the Fund will be: “To provide capital appreciation.” Accordingly, effective August 15, 2012, the information in the Prospectus under “Fund Summary – BMO Large-Cap Value Fund – Investment Objective” is modified to eliminate the reference to “above average dividend income.”

Elimination of Redemption Fee for BMO Ultra Short Tax-Free Fund

Effective February 17, 2012, the 2.00% redemption fee relating to redemptions or exchanges of shares of the BMO Ultra Short Tax-Free Fund held less than 30 days after the purchase of such shares was eliminated. Accordingly, the Prospectus is revised as described below:

The table under “Fund Summary — BMO Ultra Short Tax-Free Fund — Fees and Expenses of the Fund” is replaced with the following:

	Class Y	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%	0.20%
Distribution (12b-1) Fees	None	None
Other Expenses(1)	0.45%	0.20%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.41%
Fee Waiver and Expense Reimbursement(3)	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.56%	0.31%

(1)	The expense information in the fee table has been restated to reflect that effective September 1, 2011, the Fund entered into a new transfer agency agreement.

(2)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y and 0.30% for Class I through July 6, 2013. The Adviser may not terminate this arrangement prior to July 6, 2013 unless the investment advisory agreement is terminated.